Operating expenses - Other Operating Income (Expense) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Contract termination indemnities (PharmaEngine)	€ 5,414	€ 0
Total Other operating income and expenses	€ 5,414	€ 0